POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE PROSPECTUS
DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees the team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from John Browning, Phil Fang, Michael Jeanette and Jeffrey Kernagis, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

***

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

John Browning is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio since June 2009. Prior to joining the Adviser, Mr. Browning was an Executive Director of the Unit Trust Investment Team with Morgan Stanley from 2005 to 2008. Prior to this, he was a Vice President with Morgan Stanley from 2000 to 2005.

Please Retain This Supplement For Future Reference.

P-PS-STK-9 7/2/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED JULY 2, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(each a "Fund" and collectively, the "Funds")

Jason Stoneberg has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds. Therefore, all references to Jason Stoneberg are hereby removed.

***

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of July 1, 2009, in addition to three Funds of the Trust, Mr. Browning managed fifty-eight portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.4 billion in assets and no other pooled investment vehicles.

***

The following sentence is hereby added after the second sentence in the tenth paragraph of the section titled "Management—Portfolio Managers":

As of July 1, 2009, the dollar range of securities beneficially owned by Mr. Browning in the Trust was $1-$10,000. The portfolio holdings of Mr. Browning, as of July 1, 2009, in the Funds in which he owns securities is shown below.

***

The following chart is hereby added after the chart displaying the portfolio holdings for Peter Hubbard. at the top of page 38:

John Browning

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio	X
PowerShares VRDO Tax-Free Weekly Portfolio	X

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3 7/2/09